Fair value measurements	12 Months Ended
Mar. 31, 2011
Fair value measurements

26. Fair value measurements:

In accordance with U.S.GAAP, Toyota classifies fair value into three levels of input as follows which are used to measure it.

Level 1:	Quoted prices in active markets for identical assets or liabilities

Level 2:	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the assets or liabilities

Level 3:	Unobservable inputs for assets or liabilities

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis at March 31, 2010 and 2011:

	Yen in millions
	March 31, 2010
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥677,442	¥69,702	¥—	¥747,144
Time deposits	—	173,500	—	173,500
Marketable securities and other securities investments
Government bonds	2,654,829	—	—	2,654,829
Common stocks	852,775	—	—	852,775
Other	37,296	370,933	13,134	421,363
Derivative financial instruments	—	349,556	19,437	368,993

Total	¥4,222,342	¥963,691	¥32,571	¥5,218,604

Liabilities
Derivative financial instruments	¥—	¥(259,184)	¥(13,545)	¥(272,729)

Total	¥—	¥(259,184)	¥(13,545)	¥(272,729)

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥729,569	¥58,281	¥—	¥787,850
Time deposits	—	120,000	—	120,000
Marketable securities and other securities investments
Government bonds	3,127,170	—	—	3,127,170
Common stocks	960,229	—	—	960,229
Other	37,842	539,109	—	576,951
Derivative financial instruments	—	405,524	11,782	417,306

Total	¥4,854,810	¥1,122,914	¥11,782	¥5,989,506

Liabilities
Derivative financial instruments	¥—	¥(215,283)	¥(4,988)	¥(220,271)

Total	¥—	¥(215,283)	¥(4,988)	¥(220,271)

	U.S. dollars in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$8,774	$701	$—	$9,475
Time deposits	—	1,443	—	1,443
Marketable securities and other securities investments
Government bonds	37,609	—	—	37,609
Common stocks	11,548	—	—	11,548
Other	455	6,484	—	6,939
Derivative financial instruments	—	4,877	142	5,019

Total	$58,386	$13,505	$142	$72,033

Liabilities
Derivative financial instruments	$—	$(2,589)	$(60)	$(2,649)

Total	$—	$(2,589)	$(60)	$(2,649)

The following is description of the assets and liabilities measured at fair value, information about the valuation techniques used to measure fair value, key inputs and significant assumption:

Cash equivalents and time deposits -

Cash equivalents include money market funds and other investments with original maturities of three months or less. Time deposits include negotiable certificate of deposit with original maturities over three months. These are highly liquid investments, and quoted market prices are used to determine the fair value of these investments.

Marketable securities and other securities investments -

Marketable securities and other securities investments include government bonds, common stocks and other investments. Government bonds include 76% of Japanese government bonds, and 24% of U.S. and European government bonds as of March 31, 2010, and 77% of Japanese government bonds, and 23% of U.S. and European government bonds as of March 31, 2011. Listed stocks on the Japanese stock markets represent 88% and 86% of common stocks as of March 31, 2010 and 2011, respectively. Toyota uses quoted market prices for identical assets to measure fair value of these securities. “Other” includes primarily commercial paper. Generally, Toyota uses quoted market prices for similar assets or quoted non-active market prices for identical assets to measure fair value of these securities. As of March 31, 2010, marketable securities and other securities investments classified as Level 3 primarily included retained interests in securitized financial receivables, which are measured at fair value using assumptions such as interest rate, loss severity and other factors.

Derivative financial instruments -

See note 20 to the consolidated financial statements about derivative financial instruments. Toyota estimates the fair value of derivative financial instruments using industry-standard valuation models that require observable inputs including interest rates and foreign exchange rates, and the contractual terms. The usage of these models does not require significant judgment to be applied. In other certain cases when market data is not available, key inputs to the fair value measurement include quotes from counterparties, and other market data. Toyota assesses the reasonableness of changes of the quotes using observable market data. Toyota’s derivative fair value measurements consider assumptions about counterparty and our own non-performance risk, using such as credit default probabilities.

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2009, 2010 and 2011:

	Yen in millions
	For the year ended March 31, 2009
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥23,818	¥25,499	¥49,317
Total gains (losses)
Included in earnings	586	(38,538)	(37,952)
Included in other comprehensive income (loss)	(1,398)	—	(1,398)
Purchases, issuances and settlements	(1,665)	7,026	5,361
Other	(1,760)	279	(1,481)

Balance at end of year	¥19,581	¥(5,734)	¥13,847

	Yen in millions
	For the year ended March 31, 2010
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥19,581	¥(5,734)	¥13,847
Total gains (losses)
Included in earnings	(641)	25,057	24,416
Included in other comprehensive income (loss)	(99)	—	(99)
Purchases, issuances and settlements	(6,376)	(13,582)	(19,958)
Other	669	151	820

Balance at end of year	¥13,134	¥5,892	¥19,026

	Yen in millions
	For the year ended March 31, 2011
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥13,134	¥5,892	¥19,026
Total gains (losses)
Included in earnings	433	31,338	31,771
Included in other comprehensive income	779	—	779
Purchases, issuances and settlements	(810)	(8,381)	(9,191)
Other	(13,536)	(22,055)	(35,591)

Balance at end of year	¥—	¥6,794	¥6,794

	U.S. dollars in millions
	For the year ended March 31, 2011
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	$158	$71	$229
Total gains (losses)
Included in earnings	5	377	382
Included in other comprehensive income	10	—	10
Purchases, issuances and settlements	(10)	(101)	(111)
Other	(163)	(265)	(428)

Balance at end of year	$—	$82	$82

In the reconciliation table above, derivative financial instruments are presented net of assets and liabilities. The other amount primarily includes the impact of currency translation adjustments for the years ended March 31, 2009 and 2010 and includes consolidated retained interests in securitized financial receivables of ¥(13,165) million ($(158) million), certain derivative financial instruments transferred into Level 2 due to be measured at observable inputs of ¥(21,413) million ($(258) million) and the impact of currency translation adjustments for the year ended March 31, 2011.

Certain assets and liabilities are measured at fair value on a nonrecurring basis. During the years ended March 31, 2010 and 2011, Toyota measured certain finance receivables at fair value of ¥13,343 million and ¥15,893 million ($191 million) based on the collateral value, resulting in loss of ¥2,485 million and gain of ¥2,083 million ($25 million). This fair value measurement on a nonrecurring basis was classified as level 3.

During the year ended March 31, 2010, Toyota measured certain investment in affiliated company at fair value of ¥119,821 million based on the quoted market price resulting in impairment loss of ¥63,575 million. This fair value measurement on a nonrecurring basis was classified as level 1.